Stephen P. Farrell
212-309-6050
sfarrell@morganlewis.com

March 17, 2006

VIA EDGAR
Ms. Joyce Sweeney
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:     Jefferies Group, Inc. (File No. 1-14947)
Dear Ms. Sweeney:
On behalf of our client, Jefferies Group, Inc., we are hereby filing via Edgar its responses to the December 28, 2005 letter of the staff of the Securities and Exchange Commission addressed to Mr. Richard B. Handler in respect of its Annual Report on Form 10-K for the year ended December 31, 2004 and its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2005, June 30, 2005 and September 30, 2005. If you have any questions or comments regarding this matter, please contact the undersigned at (212) 309-6050.

Very truly yours,

/s/ Stephen P. Farrell

cc: Jefferies Group, Inc.